LEASE LIABILITIES - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Adjusted balance as at 1 January 2019	$ 126,354
Interest expense	3,442	$ 0	$ 0
Lease payments	(29,905)	0	$ 0
Lease liabilities as at 31 December 2019	57,946	126,354
Property [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Lease liabilities as at 31 December 2019	2,175
Ships [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Lease liabilities as at 31 December 2019	55,636
Ship equipment [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Lease liabilities as at 31 December 2019	135
Restatement [Member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Adjusted balance as at 1 January 2019	68,666
Additions	19,189
Disposal	(22)
Interest expense	3,442
Lease payments	(33,347)
Principal	(29,905)
Interest	(3,442)
Transferred to liabilities of a disposal group held for sale (Note 40)	(38)
Effect of foreign currency exchange differences	56
Lease liabilities as at 31 December 2019		68,666
Restatement [Member] | Property [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Adjusted balance as at 1 January 2019	592
Additions	2,161
Disposal	0
Interest expense	69
Lease payments	(665)
Principal	(596)
Interest	(69)
Transferred to liabilities of a disposal group held for sale (Note 40)	(38)
Effect of foreign currency exchange differences	56
Lease liabilities as at 31 December 2019		592
Restatement [Member] | Ships [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Adjusted balance as at 1 January 2019	67,863
Additions	16,946
Disposal	0
Interest expense	3,365
Lease payments	(32,538)
Principal	(29,173)
Interest	(3,365)
Transferred to liabilities of a disposal group held for sale (Note 40)	0
Effect of foreign currency exchange differences	0
Lease liabilities as at 31 December 2019		67,863
Restatement [Member] | Ship equipment [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Adjusted balance as at 1 January 2019	211
Additions	82
Disposal	(22)
Interest expense	8
Lease payments	(144)
Principal	(136)
Interest	(8)
Transferred to liabilities of a disposal group held for sale (Note 40)	0
Effect of foreign currency exchange differences	$ 0
Lease liabilities as at 31 December 2019		$ 211